INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carried forward	$ 29,784,578	$ 13,984,909
Depreciation of property, plant and equipment	493,800	554,227
Inventory write-down	1,531,750	3,687,349
Bad debt provision	1,518,953	349,466
Government grants related to assets	423,938	320,960
Long-lived asset impairment	22,590,196	19,810,832
Others	290,652	390,491
Sub-total	56,633,867	39,098,234
Valuation Allowance	(56,633,867)	(37,682,733)
Total		1,415,501
Deferred tax assets are analyzed as:
Current		358,435
Non-current		$ 1,057,066